Advances for drillships under construction (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Ocean Rig Corcovado	Dec. 31, 2011 Ocean Rig Olympia	Dec. 31, 2011 Ocean Rig Poseidon	Dec. 31, 2011 Ocean Rig Mykonos	Dec. 31, 2012 Cumulative installment payments made to Samsung	Apr. 18, 2011 Ocean Rig Mylos Number_of_Options	Apr. 27, 2011 Ocean Rig Skyros Number_of_Options	Jun. 23, 2011 Ocean Rig Athena Number_of_Options	Sep. 20, 2012 Ocean Rig Apollo Number_of_Options
Drillship delivery date				Jan. 03, 2011	Mar. 30, 2011	Jul. 28, 2011	Sep. 30, 2011
Number of options exercised									1	1	1	1
Price per drilship									$ 608,000	$ 608,000	$ 608,000	$ 622,756
Advances for rigs and drillships under construction	$ 992,825	$ 754,925	$ 1,888,490					$ 879,387
Drillship delivery									July 2013	October 2013	November 2013	January 2015